GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Supplement dated October 29, 2013 to the Prospectuses, Summary Prospectuses and

Statements of Additional Information, each dated May 1, 2013

Great-West Money Market Fund	Great-West Aggressive Profile I Fund
Great-West Short Duration Bond Fund	Great-West Conservative Profile II Fund
Great-West U.S. Government Mortgage Securities Fund	Great-West Moderately Conservative Profile II Fund
Great-West Federated Bond Fund	Great-West Moderate Profile II Fund
Great-West Bond Index Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Loomis Sayles Bond Fund	Great-West Aggressive Profile II Fund
Great-West Putnam High Yield Bond Fund	Great-West Lifetime 2015 Fund I
Great-West Templeton Global Bond Fund	Great-West Lifetime 2015 Fund II
Great-West Loomis Sayles Small Cap Value Fund	Great-West Lifetime 2015 Fund III
Great-West Invesco Small Cap Value Fund	Great-West Lifetime 2025 Fund I
Great-West Ariel Small Cap Value Fund	Great-West Lifetime 2025 Fund II
Great-West S&P Small Cap 600® Index Fund	Great-West Lifetime 2025 Fund III
Great-West Small Cap Growth Fund	Great-West Lifetime 2035 Fund I
Great-West Goldman Sachs Mid Cap Value Fund	Great-West Lifetime 2035 Fund II
Great-West Ariel Mid Cap Value Fund	Great-West Lifetime 2035 Fund III
Great-West S&P Mid Cap 400® Index Fund	Great-West Lifetime 2045 Fund I
Great-West T. Rowe Price Mid Cap Growth Fund	Great-West Lifetime 2045 Fund II
Great-West T. Rowe Price Equity Income Fund	Great-West Lifetime 2045 Fund III
Great-West Putnam Equity Income Fund	Great-West Lifetime 2055 Fund I
Great-West Stock Index Fund	Great-West Lifetime 2055 Fund II
Great-West S&P 500® Index Fund	Great-West Lifetime 2055 Fund III
Great-West American Century Growth Fund	Great-West SecureFoundation® Lifetime 2015 Fund
Great-West Janus Large Cap Growth Fund	Great-West SecureFoundation® Lifetime 2020 Fund
Great-West MFS International Value Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Great-West International Index Fund	Great-West SecureFoundation® Lifetime 2030 Fund
Great-West MFS International Growth Fund	Great-West SecureFoundation® Lifetime 2035 Fund
Great-West Real Estate Index Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Great-West Conservative Profile I Fund	Great-West SecureFoundation® Lifetime 2045 Fund
Great-West Moderately Conservative Profile I Fund	Great-West SecureFoundation® Lifetime 2050 Fund
Great-West Moderate Profile I Fund	Great-West SecureFoundation® Lifetime 2055 Fund
Great-West Moderately Aggressive Profile I Fund	Great-West SecureFoundation® Balanced Fund
Great-West SecureFoundation® Balanced ETF Fund

Each, a series of Great-West Funds (the “Funds”)

The death of The Honourable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Funds’ investment adviser, and Putnam Investment Management, LLC, the sub-adviser of certain Funds. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds and the sub-advisory agreements of the Funds, if applicable, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Funds, the Board of Directors of Great-West Funds approved an interim investment advisory agreement with GWCM (the “Interim Investment Advisory Agreement”), an interim sub-advisory agreement with Putnam Investment Management, LLC (the “Interim Putnam Sub-Advisory Agreement”), and interim sub-advisory agreements with the other sub-advisers to the Funds (the “Interim Sub-Advisory Agreements”), if applicable, in accordance with Rule 15a-4 under the 1940 Act. For each of the Funds, the same portfolio management team will continue to manage each Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Funds will remain the same.

The Interim Investment Advisory Agreement and Interim Putnam Sub-Advisory Agreement became effective on October 8, 2013 and will remain in effect for 150 days or until shareholders of the Funds approve a new investment advisory agreement with GWCM and, to the extent applicable, a new sub-advisory agreement with Putnam Investment Management, LLC. The Interim Sub-Advisory Agreements became effective on October 8, 2013 and will remain in effect for 150 days or until the Board of Directors of Great-West Funds approve new sub-advisory agreements. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and Great-West Funds are permitted, under certain conditions and subject to the approval of the Board of Directors of Great-West Funds, to enter into new sub-advisory agreements with sub-advisers to Funds without obtaining shareholder approval.

This Supplement must be accompanied by, or read in conjunction with, the current Prospectuses,

Summary Prospectuses and Statements of Additional Information.

Please keep this Supplement for future reference.

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